ACQUISTITIONS AND INVESTMENTS - MANA Corporation (Details)				3 Months Ended		5 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Jul. 24, 2021 shares	Jul. 23, 2021 USD ($) installment shares lb	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)
Business Acquisition [Line Items]
Revenue of acquiree since acquisition date				$ 0
Impairment of goodwill and intangible assets				(350,000)			$ (6,394,610)	$ 0
Change in fair value of derivative instruments				3,065,000	$ 7,487,249		(13,155,946)	427,838
Goodwill, Impairment Loss				$ 0			6,163,846
Impairment of notes receivable, prepaid assets and other deposits							(1,076,258)	$ 0
Escrow deposit						$ 500,000	500,000
LP Biosciences LLC
Business Acquisition [Line Items]
Payment in cash							1,076,258
Leasehold security interest			$ 4,600,000
LP Biosciences LLC | Variable Interest Entity, Not Primary Beneficiary
Business Acquisition [Line Items]
Ownership percentage			50.00%
Daily production of industrial hemp (pounds) | lb			200,000
Secured promissory note, principal amount			$ 17,000,000
Secured promissory note			15,000,000
Legal expense incurred			$ 1,500,000
Interest rate			13.50%
Potential increase in promissory note			$ 3,000,000
Preferred distribution			$ 5,000,000
Potential Increase in promissory note (percent)			20.00%
Escrow deposit						$ 500,000	$ 500,000		$ 500,000
LP Biosciences LLC | Variable Interest Entity, Not Primary Beneficiary | Subsequent Event
Business Acquisition [Line Items]
Legal expense incurred	$ 250,000
LP Biosciences LLC | Common Class A
Business Acquisition [Line Items]
Convertible, number of shares purchased | shares			500,000
Restricted Stock | LP Biosciences LLC | Variable Interest Entity, Not Primary Beneficiary
Business Acquisition [Line Items]
Fair value of equity issued in acquisition			$ 10,800,000
MANA Corporation
Business Acquisition [Line Items]
Percentage of voting interests acquired			100.00%	100.00%		100.00%	100.00%
Purchase consideration in decreased							$ 6,163,846
Revenue of acquiree since acquisition date				$ 0		$ 100,000
Income (loss) of acquiree since acquisition date				252,000		(13,442,547)
Impairment of goodwill and intangible assets						(6,394,610)
Goodwill, Impairment Loss							$ 230,764
MANA Corporation | LP Biosciences LLC
Business Acquisition [Line Items]
Change in fair value of derivative instruments				$ 595,000		$ (6,300,000)
MANA Corporation | Restricted Stock
Business Acquisition [Line Items]
Issuance of common stock (in shares) | shares		4,200,000	4,200,000
Comstock shares of common stock issued			$ 6,528,453
MANA Corporation | Restricted Stock | Vesting period one
Business Acquisition [Line Items]
Lockup provision for restricted shares percent			28.00%
MANA Corporation | Restricted Stock | Vesting period two
Business Acquisition [Line Items]
Lockup provision for restricted shares percent			72.00%
Lockup provision, shares released in each installment			9.00%
Number of equal installments | installment			8
LP Biosciences LLC | Variable Interest Entity, Not Primary Beneficiary
Business Acquisition [Line Items]
Percentage of voting interests acquired			50.00%
LP Biosciences LLC | Restricted Stock | Variable Interest Entity, Not Primary Beneficiary
Business Acquisition [Line Items]
Shares issued in connection with investment and financing commitments (shares) | shares			3,500,000
Loss on contract termination	250,000
LP Biosciences LLC | Restricted Stock | Variable Interest Entity, Not Primary Beneficiary | Subsequent Event
Business Acquisition [Line Items]
Loss on contract termination	$ 750,000